United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-03586

                            Alliance Municipal Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



Statement Of Net Assets
June 30, 2003                   Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------

         Principal
         Amount
         (000)    Security(a)                 Yield                   Value
----------------------------------------------------------------------------
                  MUNICIPAL
                  BONDS-80.9%
                  ARKANSAS-1.7%
                  Arkansas Development
                  Finance Authority IDR
                  (Riceland Foods, Inc.
                  Project) Series 99B AMT
       $ 2,000    11/01/10 (b)                 1.25%             $ 2,000,000
                                                                 -----------
                  CONNECTICUT-70.4%
                  Brookfield BAN
                  Series 03
         4,190    8/14/03                      1.31                4,191,444
                  Connecticut
                  Development Authority
                  (Central Vermont Public
                  Service) Series 85
         1,000    12/01/15 (b)                 1.10                1,000,000
                  Connecticut
                  Development Authority
                  (Independent Living)
                  Series 90
         7,305    7/01/15 (b)                  1.05                7,305,000
                  Connecticut
                  Development Authority
                  (Learjet, Inc.)
                  Series 01
         3,100    4/01/26 (b)                  1.05                3,100,000
                  Connecticut
                  Development Authority
                  (Northeast Foods, Inc.)
                  Series 98 AMT
         4,000    6/01/13 (b)                  1.15                4,000,000
                  Connecticut
                  Development Authority
                  (Pierce Memorial Baptist
                  Home) Series 99
         3,915    10/01/28 (b)                 0.95                3,915,000
                  Connecticut
                  Development Authority
                  SWR
                  (Rand Whitney Project)
                  Series 93 AMT
         9,700    8/01/23 (b)                  1.03                9,700,000
                  Connecticut GO
                  Series 01A
         3,145    2/15/21 (b)                  1.10                3,145,000
                  Connecticut HEFA
                  (Ascension Health
                  Credit Group)
                  Series 99B
         5,415    11/15/29 (b)                 0.95                5,415,000
                  Connecticut HEFA
                  (Community Renewal
                  Team) Series A
         1,870    7/01/19 (b)                  0.90                1,870,000
                  Connecticut HEFA
                  (Covenant Retirement)
                  Series 99A
         2,485    12/01/29 (b)                 0.90                2,485,000
                  Connecticut HEFA
                  (Hartford Hospital)
                  Series 00B
         8,000    7/01/30 (b)                  0.90                8,000,000
                  Connecticut HEFA
                  (Middlesex Hospital)
                  Series 01J
         1,475    7/01/26 (b)                  0.95                1,475,000
                  Connecticut HEFA
                  (St. Raphael Hospital)
                  Series 98K
         1,400    7/01/22 (b)                  0.98                1,400,000
                  Connecticut HEFA
                  (Williams School)
                  Series 01
         5,500    7/01/31 (b)                  1.05                5,500,000
                  Connecticut HEFA
                  (Yale University)
                  Series 99-U
         2,000    7/01/33 (b)                  1.00                2,000,000
                  Connecticut HFA
                  (Mortgage Finance
                  Program)
                  Series 02B AMT
                  AMBAC
         3,000    5/15/33 (b)                  0.93                3,000,000
                  Connecticut HFA
                  (Mortgage Finance
                  Program)
                  Series 02D-1 AMBAC
         2,000    11/15/23 (b)                 0.88                2,000,000

                               Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------

         Principal
         Amount
         (000)    Security(a)                 Yield                   Value
----------------------------------------------------------------------------

                  Connecticut IDA
                  (Lapham-Hickey Steel
                  Corp.) Series 00
       $ 1,700    9/01/25 (b)                  1.00%             $ 1,700,000
                  Glastonbury GO BAN
                  Series 03
         2,600    10/01/03                     0.91                2,605,513
                  Meriden GO
                  Series 03 MBIA
         3,340    8/01/03                      1.39                3,344,518
                  North Canaan
                  Housing Authority
                  (Geer Woods Project)
                  Series 01
         2,000    8/01/31 (b)                  0.95                2,000,000
                  Plymouth GO BAN
                  Series 03
         1,775    10/08/03                     1.38                1,776,279
                  Stratford GO BAN
                  Series 03
         1,375    7/31/03                      1.40                1,375,558
                                                                 -----------
                                                                  82,303,312
                                                                 -----------
                  MASSACHUSETTS-0.1%
                  Massachusetts
                  Industrial Finance
                  Agency
                  (ADP, Inc. Project)
                  Series 97
           200    12/01/19 (b)                 1.25                  200,000
                                                                 -----------
                  MINNESOTA-1.6%
                  Northfield MFHR
                  (Summerfield
                  Investments)
                  Series 03 AMT
         1,850    4/01/33 (b)                  1.15                1,850,000
                                                                 -----------
                  PUERTO RICO-5.8%
                  Puerto Rico
                  Commonwealth TRAN
                  Series 02
         5,300    7/30/03                      1.48                5,304,257

                  Puerto Rico Highway
                  & Transportation
                  Authority
                  Series 98A AMBAC
         1,485    7/01/28 (b)                  0.95                1,485,000
                                                                 -----------
                                                                   6,789,257
                                                                 -----------
                  SOUTH
                  CAROLINA-1.3%
                  South Carolina Jobs
                  EDA
                  (Titan Wheel
                  International, Inc.
                  Project)
                  Series 95 AMT
         1,500    2/01/10 (b)                  1.06                1,500,000
                                                                 -----------
                  Total Municipal Bonds
                  (amortized cost
                  $94,642,569)                                    94,642,569
                                                                 -----------
                  COMMERCIAL
                  PAPER-18.4%
                  CONNECTICUT-7.6%
                  Connecticut HEFA
                  (Yale University)
                  Series S-2
         1,800    9/09/03                      0.85                1,800,000
                  New Haven GO
                  Series 02A
         4,000    9/09/03                      0.85                4,000,000
                  New Haven GO
                  Series 02A
         3,100    7/11/03                      1.10                3,100,000
                                                                 -----------
                                                                   8,900,000
                                                                 -----------
                  KENTUCKY-3.7%
                  Pendleton County
                  (Kentucky Association
                  of County Leasing)
         4,300    9/12/03                      1.05                4,300,000
                                                                 -----------
                  MASSACHUSETTS-3.2%
                  Massachusetts Water
                  Resources Authority
                  Series 94
         3,700    8/12/03                      1.00                3,700,000
                                                                 -----------

                               Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------

         Principal
         Amount
         (000)    Security(a)                 Yield                   Value
----------------------------------------------------------------------------
                  TEXAS-3.9%
                  University of Texas
                  Board of Regents
                  (Permanent University
                  Fund) Series 02A
$        4,600    9/10/03                      1.05%           $   4,600,000
                                                               -------------
                  Total Commercial Paper
                  (amortized cost
                  $21,500,000)                                    21,500,000
                                                               -------------
                  TOTAL
                  INVESTMENTS-99.3%
                  (amortized cost
                  $116,142,569)                                  116,142,569
                  Other assets less
                  liabilities-0.7%                                   769,055
                                                               -------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  116,941,226 shares
                  outstanding)                                 $ 116,911,624
                                                               =============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC - American Muncipal Bond Assurance Corporation
     AMT   - Alternative Minimum Tax
     BAN   - Bond Anticipation Note
     EDA   - Economic Development Authority
     GO    - General Obligation
     HEFA  - Health & Educational Facility Authority
     HFA   - Housing Finance Agency/Authority
     IDA   - Industrial Development Authority
     IDR   - Industrial Development Revenue
     MBIA  - Municipal Bond Investors Assurance
     MFHR  - Multi-Family Housing Revenue
     SWR   - Solid Waste Revenue
     TRAN  - Tax & Revenue Anticipation Note

    See notes to financial statements.

Statement Of Operations
Year Ended June 30, 2003

                               Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------


INVESTMENT INCOME
  Interest .....................................................                $ 1,672,513
EXPENSES
  Advisory fee (Note B) ........................................   $ 644,010
  Distribution assistance and administrative service (Note C) ..     608,641
  Custodian fees ...............................................      74,151
  Audit and legal fees .........................................      43,437
  Transfer agency (Note B) .....................................      38,425
  Registration fees ............................................      20,195
  Printing .....................................................      14,892
  Trustees' fees ...............................................       1,900
  Miscellaneous ................................................      10,881
                                                                  ----------
  Total expenses ...............................................   1,456,532
  Less: expense offset arrangement (Note B) ....................         (38)
  Less: expenses waived and reimbursed (Note B) ................    (168,649)
                                                                  ----------
  Net expenses .................................................                  1,287,845
                                                                                -----------
  Net investment income ........................................                    384,668
                                                                                -----------
REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions .................                        (10)
                                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................                $   384,658
                                                                                ===========

------------------------------------------------------------------------------
See notes to financial statements.

Statement Of Changes
In Net Assets                   Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------


                                                            Year Ended           Year Ended
                                                          June 30, 2003        June 30, 2002
                                                         ===============      ===============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income ..............................  $     384,668         $   1,123,139
  Net realized loss on investment transactions                    (10)                   -0-
                                                        -------------         -------------
  Net increase in net assets from operations .........        384,658             1,123,139
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income ..............................       (384,668)           (1,123,139)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E) ..............................    (15,274,841)          (50,110,636)
                                                        -------------         -------------
  Total decrease .....................................    (15,274,851)          (50,110,636)
NET ASSETS
  Beginning of period ................................    132,186,475           182,297,111
                                                        -------------         -------------
  End of period ......................................  $ 116,911,624         $ 132,186,475
                                                        =============         =============

--------------------------------------------------------------------------------
See notes to financial statements.

Notes To Financial Statements
June 30, 2003                   Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------

NOTE A: Significant Accounting Policies
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2003, the contractual reimbursement amounted to $168,474. In addition, the Adviser voluntarily waived a portion of its fees in the amount of $175, for the period January 15 through January 21, 2003.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2003.

For the year ended June 30, 2003, the Portfolio's expenses were reduced by $38 under an expense offset arrangement with AGIS.

Notes To Financial Statements
(continued)

                               Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------


NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $322,005. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, such payments by the Portfolio amounted to $286,636, of which $93,500 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had a capital loss carryforward of $2,036, of which $2,026 expires in the year 2004 and $10 expires in 2011. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the years ended June 30, 2003 and 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At June 30, 2003, capital paid-in aggregated $116,913,660. Transactions, all at $1.00 per share, were as follows:


                                                 Year Ended        Year Ended
                                                   June 30,          June 30,
                                                     2003              2002
                                               ---------------  ----------------
Shares sold .................................     279,909,175      348,053,326
Shares issued on reinvestment of dividends ..         384,668        1,123,139
Shares redeemed .............................    (295,568,684)    (399,287,101)
                                                -------------     ------------
Net decrease ................................     (15,274,841)     (50,110,636)
                                                =============     ============

Financial Highlights            Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                                      Year Ended June 30,
                                                                 ============================================================
                                                                  2003         2002        2001           2000        1999
                                                                 =======      =======     =======       =======      ======
Net asset value, beginning of period ........................   $   1.00     $   1.00    $   1.00      $   1.00    $   1.00
                                                                --------     --------    --------      --------    --------
Income From Investment Operations
Net investment income (a) ...................................       .003         .006        .026          .026        .022
                                                                --------     --------    --------      --------    --------
Less: Dividends
Dividends from net investment income ........................      (.003)       (.006)      (.026)        (.026)      (.022)
                                                                --------     --------    --------      --------    --------
Net asset value, end of period ..............................   $   1.00     $   1.00    $   1.00      $   1.00    $   1.00
                                                                ========     ========    ========      ========    ========
Total Return
Total investment return based on net asset value (b) ........        .31%         .64%       2.68%         2.66%       2.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ...................   $116,912     $132,186    $182,297      $161,000    $143,401
Ratio to average net assets of:
         Expenses, net of waivers and reimbursements ........       1.00%        1.00%       1.00%         1.00%       1.00%
         Expenses, before waivers and reimbursements ........       1.13%        1.08%       1.04%         1.07%       1.07%
         Net investment income (a) ..........................        .30%         .68%       2.62%         2.63%       2.22%


--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

Report Of Independent
Auditors

                               Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of Alliance Municipal Trust - Connecticut Portfolio
In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Connecticut Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                               Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------


Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS
John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP One
Battery Park Plaza New York, NY 10004



--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

10

                               Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                         PORTFOLIOS
                                                                           IN FUND                 OTHER
         NAME, AGE, ADDRESS             PRINCIPAL                          COMPLEX             DIRECTORSHIPS
              OF TRUSTEE              OCCUPATION(S)                      OVERSEEN BY             HELD BY
         (YEARS OF SERVICE)         DURING PAST 5 YEARS                    TRUSTEE               TRUSTEE
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John D. Carifa, 58,             President, Chief Operating Officer and a     113                   None
1345 Avenue of the Americas     Director of ACMC, with which he has been
New York, NY 10105 (14)         associated since prior to 1998.

DISINTERESTED TRUSTEES
Sam Y. Cross, 76                Formerly Executive Vice President of The      15                   None
4046 Chancery Court, N.W.       Federal Reserve Bank of New York and
Washington, DC 20007 (11)       manager for foreign operations for The
                                Federal Reserve System.

Charles H.P. Duell, 65          President of Middleton Place Foundation       15                   None
Middleton Place Foundation,     and President of the Middleton Inn
4300 Ashley River Road          Company with which he has been
Charleston, SC 29414 (18)       associated since prior to 1998. He is
                                also a Trustee Emeritus of the National
                                Trust for Historic Preservation
                                and formerly a Director of the Grand Teton
                                Lodge Company and GRC, International and
                                Chairman of The Board of Architectural Review
                                of the City of Charleston.

William H. Foulk, Jr., 70       An Investment Adviser and an Independent     110                   None
2 Sound View Drive, Suite 100   Consultant. He was formerly Senior
Greenwich, CT 06830 (19)        Manager of Barrett Associates, Inc., a
                                registered investment adviser, with which
                                he had been associated since prior to 1998.
                                He was formerly Deputy Comptroller of the
                                State of New York and, prior thereto, Chief
                                Investment Officer of the New York Bank for
                                Savings.

David K. Storrs, 59             President of Alternative Investment Group,    15                   None
65 South Gate Lane              LLC (an investment firm). He was formerly
Southport, CT 06890 (14)        President of The Common Fund (investment
                                management for educational institutions)
                                with which he had been associated since prior
                                to 1998.

Shelby White, 64,               An author and financial journalist.           15                   None
One Sutton Place South
New York, NY 10022 (11)


                               Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------

OFFICER INFORMATION
Certain information concerning the Fund's Officers is listed below.


         NAME, ADDRESS*           POSITION(S) HELD          PRINCIPAL OCCUPATION
            AND AGE                  WITH FUND              DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------------------
John D. Carifa, 58              Chairman                    See biography above.

Susan L. Matteson, 40           President                   Senior Vice President of ACMC** and President
                                                            Alliance Cash Management Services with which
                                                            she has been associated since prior
                                                            to 1998.

Kathleen A. Corbet, 43          Senior Vice President       Executive Vice President of ACMC** with which
                                                            she has been associated since prior to 1998.

Drew A. Biegel, 52              Senior Vice President       Vice President of ACMC** with which he
                                                            has been associated since prior to 1998.

John R. Bonczek, 43             Senior Vice President       Senior Vice President of ABIRM** with which
                                                            he has been associated since prior to 1998.

Patricia Ittner, 52             Senior Vice President       Vice President of ACMC** with which
                                                            she has been associated since prior to 1998.

Robert I. Kurzweil, 52          Senior Vice President       Vice President of ABIRM** with which he has
                                                            been associated since prior to 1998.

Doris T. Muller, 39             Senior Vice President       Vice President of ABIRM** with which she has
                                                            been associated since prior to 1998.

William E. Oliver, 53           Senior Vice President       Senior Vice President of ACMC** with which he
                                                            has been associated since prior to 1998.

Raymond J. Papera, 47           Senior Vice President       Senior Vice President of ACMC** with
                                                            which he has been associated since prior to 1998.

William J. Fagan, 41            Vice President              Assistant Vice President of ACMC** with which
                                                            he has been associated since prior to 1998.

Linda N. Kelley, 42             Vice President              Assistant Vice President of ACMC** with which she
                                                            has been associated since prior to 1998.

Joseph R. LaSpina, 42           Vice President              Vice President of ABIRM** with which he has been
                                                            associated since prior to 1998.

Eileen M. Murphy, 32            Vice President              Vice President of ACMC** with which she has been
                                                            associated since prior to 1998.

Maria C. Sazon, 37              Vice President              Vice President of ACMC** with which she has
                                                            been associated since prior to 1998.

Edmund P. Bergan, Jr., 53       Secretary Senior            Vice President and the General Counsel of ABIRM**
                                                            and AGIS** with which he has been associated since
                                                            prior to 1998.


                               Alliance Municipal Trust - Connecticut Portfolio
-------------------------------------------------------------------------------



         NAME, ADDRESS*           POSITION(S) HELD          PRINCIPAL OCCUPATION
            AND AGE                  WITH FUND              DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------------------
Mark D. Gersten, 52             Treasurer and Chief         Senior Vice President of AGIS** and Vice
                                Financial Officer           President of ABIRM** with which he has
                                                            been associated since prior to 1998.

Thomas R. Manley, 51            Controller                  Vice President of ACMC** with which he has been
                                                            associated since prior to 1998.

--------------------------------------------------------------------------------
* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

   The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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



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



Alliance
Municipal
Trust -Connecticut Portfolio


ALLIANCE CAPITAL [LOGO](R)


Annual Report
June 30, 2003


Alliance Municipal Trust - Connecticut Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option 1 Option 2
Fund Code 2 8 #
For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL [LOGO](R)

(R) These registered service marks used under license from

the owner, Alliance Capital Management L.P.

AMTCTAR0603

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Municipal Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003